Note 2 - Summary of Presentation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expense	$ 55,621	$ 46,041
Long-term Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	5 years
Share-Based Payment Arrangement, Expense	$ 11,024	796
Mortgage Servicing Rights ("MSRs") [Member]
Servicing Asset at Fair Value, Amount	190,888	$ 180,936
Mortgage Servicing Rights (MSR) Impairment (Recovery)	$ 0
Fannie Mae Delegated Underwriting and Servicing (“DUS”) [Member]
Financing Receivable, Originated, Guarantee Performance Percentage	33.33%
Minimum [Member] | Long-term Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Long-term Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	5 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years